OCEAN PARK TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 59.2%
	FIXED INCOME - 59.2%
61,400	First Trust ETF IV First Trust Tactical High Yield	$ 2,537,662
286,300	Franklin High Yield Corporate ETF	6,833,981
1,628,000	iShares 0-5 Year High Yield Corporate Bond ETF	69,369,080
6,871,700	iShares Broad USD High Yield Corporate Bond ETF	252,809,843
799,500	iShares Fallen Angels USD Bond ETF(a)	21,354,645
175,000	iShares High Yield Systematic Bond ETF	8,226,750
2,432,500	iShares iBoxx High Yield Corporate Bond ETF(a)	191,316,125
45,400	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	2,092,032
224,700	PGIM Active High Yield Bond ETF	7,806,078
89,800	SPDR Blackstone High Income ETF, USD Class	2,547,177
2,581,200	SPDR Bloomberg High Yield Bond ETF(a)	246,427,164
4,828,700	SPDR Bloomberg Short Term High Yield Bond ETF	121,924,675
5,025,700	SPDR Portfolio High Yield Bond ETF	117,953,179
913,400	VanEck Fallen Angel High Yield Bond ETF	26,187,178
2,384,600	Xtrackers USD High Yield Corporate Bond ETF	86,036,368
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,119,558,553)	1,163,421,937

	OPEN END FUNDS — 40.7%
	FIXED INCOME - 40.7%
1,435,379	Allspring High Yield Bond Fund	4,349,198
2,416,786	Allspring Short-Term High Income Fund, Institutional Class	18,995,937
71,642,481	Blackrock Series Fund V-BlackRock High Yield, Institutional Class	508,661,616
3,619,419	City National Rochdale Fixed Income Opportunities, Class N	70,035,749
18,458	Fidelity Capital & Income Fund, Class I	187,345
49,005	Fidelity High Income Fund, Class I	385,672
2,232	MassMutual High Yield Fund, Class I	17,948
12	Metropolitan West High Yield Bond Fund, Class I	114
0(d)	Neuberger Berman High Income Bond Fund, Institutional Class	1
3,255,035	Nuveen High Yield Fund, Institutional Class	28,611,759
11,800,461	Osterweis Strategic Income Fund, Class I	132,283,170
160,063	PGIM High Yield Fund, Class Z	765,099

OCEAN PARK TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 40.7% (Continued)
	FIXED INCOME - 40.7% (Continued)
23,421	PGIM Short Duration High Yield, Class Z	$ 196,031
102	PIMCO High Yield Fund, Institutional Class	816
0(d)	PIMCO High Yield Spectrum Fund, Institutional Class	0(e)
3,319,721	Principal High Yield Fund, Institutional Class	22,275,328
2,697,644	Western Asset Short Duration High Income Fund, Class I	13,056,597
	TOTAL OPEN END FUNDS (Cost $766,256,730)	799,822,380

	SHORT-TERM INVESTMENTS — 11.0%
	COLLATERAL FOR SECURITIES LOANED - 10.1%
199,445,846	First American Government Obligations Fund, Class X, 4.41%(b)(c) (Cost $199,445,846)	199,445,846

	MONEY MARKET FUND - 0.9%
17,049,412	First American Government Obligations Fund, Class X, 4.41%(c) (Cost $17,049,412)	17,049,412

	TOTAL SHORT-TERM INVESTMENTS (Cost $216,495,258)	216,495,258

	TOTAL INVESTMENTS - 110.9% (Cost $2,102,310,541)	$ 2,179,739,575
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.9)%	(213,676,572)
	NET ASSETS - 100.0%	$ 1,966,063,003

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total value of the securities on loan was $195,432,447, as of December 31, 2024.
(b)	Security was purchased with cash received as collateral for securities on loan at December 31, 2024. Total collateral had a value of $199,445,846 at December 31, 2024.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2024.
(d)	Less than one share.
(e)	Less than $1 USD.